Other non-current assets (Details of other non-current assets) (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Other non-current assets [abstract]
VAT recoverable		¥ 2,741,604,000	¥ 1,651,891,000
Prepayments for pre-construction cost		937,161,000	0
Intangible assets	[1]	697,884,000	411,308,000
Finance lease receivables		617,187,000	563,099,000
Prepaid territorial water use right	[2]	374,743,000	777,994,000
Prepayments for capacity quota		303,399,000	0
Profit compensation from Huaneng Group (Note 40)		244,533,000	0
Prepaid connection fees		120,486,000	108,365,000
Others		1,659,848,000	809,288,000
Total		7,696,845,000	4,321,945,000
Impairment provided for the intangible assets		¥ 0	¥ 0
Contractual period of amortization, prepaid territorial water use right		50 years

[1]	The intangible assets primarily consist of software, patented technologies and etc. In 2017, there is no impairment provided for the intangible assets (2016: RMB nil).
[2]	The prepaid territorial water use right are amortized over the contractual period of 50 years.